Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,662	$ 19,001	$ 21,472
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	42	27
Current	9,802	10,236
Total	9,949	10,344	11,978
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,844	10,263
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	105	81
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	17
Current	7,172	7,869
Total	7,231	7,922
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,199	7,886
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	32	36
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	348	572
Total	348	573
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	348	572
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	6
Current	1,662	1,286
Total	1,749	1,336
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,676	1,292
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	73	44
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	4
Current	620	509
Total	621	513
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	621	513
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	42	24
Retail [Member] | 30-59 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	17
Retail [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	6
Retail [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Retail [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Retail [Member] | 60-89 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	74
Current	8,480	8,382
Total	8,583	8,611	$ 9,400
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,519	8,456
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	64	155
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,591	3,656
Total	3,630	3,735
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,591	3,656
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	39	79
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	35
Current	3,847	3,613
Total	3,901	3,674
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,878	3,648
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	23	26
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Current	594	595
Total	596	602
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	594	598
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	4
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	36
Current	448	518
Total	456	600
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	456	554
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		46
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	42
Wholesale [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	33
Wholesale [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Wholesale [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	6
Wholesale [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	6
Wholesale [Member] | 60-89 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Wholesale [Member] | 60-89 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	26
Wholesale [Member] | Greater Than 90 Days | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6	$ 26